Cost of goods sold and services rendered (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018	Dec. 31, 2015
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	$ 79,758	$ 61,888		$ 68,191			$ 47,624
Adjustment of opening net book amount for the application of IAS 29		208,178				$ 657
Expenses	582,902	606,333		570,523
Purchases	123,476	186,137		142,416
(Increase) in biological assets	127,097	138,934		137,880
Transfer to raw material	(24,375)	(14,352)		(8,603)
Direct agricultural selling expenses	12,629	22,940		(24,156)
Tax recoveries	(32,380)	(28,478)		19,077
Changes in net realizable value of agricultural produce after harvest	(909)	8,852		(5,841)
Exchange differences	(15,706)	(7,244)		(725)
Cost of goods sold and services rendered, and direct agricultural selling expenses	609,965	766,727	[1]	678,581	[1]
IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						252,588
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	39,937	32,266		49,601			24,631
Adjustment of opening net book amount for the application of IAS 29						0
Purchases	43,531	93,106		89,745
(Increase) in biological assets	0	1,015		0
Transfer to raw material	0	0		0
Direct agricultural selling expenses	0	0		(24,156)
Tax recoveries	(32,380)	(28,478)		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Exchange differences	(4,359)	(336)		3,083
Cost of goods sold and services rendered, and direct agricultural selling expenses	348,616	461,506		420,493
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	29,144	21,146		13,117			16,034
Purchases	63,533	82,842		25,954
(Increase) in biological assets	104,941	102,734		110,252
Transfer to raw material	(24,375)	(12,998)		(8,603)
Direct agricultural selling expenses	12,629	22,940		0
Tax recoveries	0	0		19,077
Changes in net realizable value of agricultural produce after harvest	(909)	8,852		(5,841)
Exchange differences	(8,857)	(5,604)		(2,503)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,936	196,302		141,731
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	9,507	8,476		5,473			6,904
Purchases	15,540	7,779		22,303
(Increase) in biological assets	0	0		0
Transfer to raw material	0	(1,354)		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Exchange differences	(2,490)	(1,304)		(1,414)
Cost of goods sold and services rendered, and direct agricultural selling expenses	74,973	71,087		83,574
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	1,170	0		0			55
Purchases	872	2,410		4,414
(Increase) in biological assets	20,879	34,569		27,628
Transfer to raw material	0	0		0
Direct agricultural selling expenses	0	0		0
Tax recoveries	0	0		0
Changes in net realizable value of agricultural produce after harvest	0	0		0
Exchange differences	0	0		103
Cost of goods sold and services rendered, and direct agricultural selling expenses	28,127	36,979		32,571
All other segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods		0		0
Purchases		0
(Increase) in biological assets		616
Transfer to raw material		0
Direct agricultural selling expenses		0
Tax recoveries		0
Changes in net realizable value of agricultural produce after harvest		0
Exchange differences		0
Cost of goods sold and services rendered, and direct agricultural selling expenses		853
All other segments | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods	0	0		0			$ 0
Purchases	0			0
(Increase) in biological assets	1,277			0
Transfer to raw material	0			0
Direct agricultural selling expenses	0			0
Tax recoveries	0			0
Changes in net realizable value of agricultural produce after harvest	0			0
Exchange differences	0			6
Cost of goods sold and services rendered, and direct agricultural selling expenses	1,313			212
Cost of production of manufactured products
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	436,607	453,635		439,100
Cost of production of manufactured products | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						1,396
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	349,495	378,864		376,791
Cost of production of manufactured products | Sugar, Ethanol and Energy | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						0
Cost of production of manufactured products | Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	17,930	5,565		478
Cost of production of manufactured products | Crops | Farming | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						42
Cost of production of manufactured products | Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	61,600	68,969		61,254
Cost of production of manufactured products | Rice | Farming | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						1,354
Cost of production of manufactured products | Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	7,546	0		371
Cost of production of manufactured products | Dairy | Farming | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						0
Cost of production of manufactured products | All other segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses	$ 36	$ 237
Cost of production of manufactured products | All other segments | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Expenses				$ 206
Cost of production of manufactured products | All other segments | Farming | IAS 29
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Adjustment of opening net book amount for the application of IAS 29						$ 0

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.